Supplemental Cash Flow Information - Additional Information (Detail) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Supplemental Cash Flow Information [Line Items]
Cash interest paid including realized losses on the interest rate swap agreements	$ 38.5	$ 22.8	$ 18.3
Teekay Tanker Operations Ltd [Member]
Supplemental Cash Flow Information [Line Items]
Percentage of ownership acquired			50.00%
Teekay Tanker Operations Ltd [Member] | Class B [Member]
Supplemental Cash Flow Information [Line Items]
Business acquisition, equity interest issued or issuable, number of shares (in shares)			4.2